Retirement Plans - Annual returns on plan assets, expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Expected long-term rate of return on plan assets (in percent)	6.75%	6.75%	6.75%
Annual returns on plan assets (in percent)	15.90%	21.10%	(17.00%)	22.10%	19.70%
Income (loss) expected to be incurred in next fiscal year	$ 0.8	$ 0.5